Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.01%	16.45%	12.88%
Return After Taxes on Distributions	10.42%	13.64%	10.31%
Return After Taxes on Distributions and Sale of Fund Shares1	10.68%	12.39%	9.56%
Class A Shares (11/15/13) Return Before Taxes	14.76%	16.14%	12.54%
Class C Shares (07/01/15) Return Before Taxes	13.94%	15.31%	12.30%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	13.29%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN CONTRARIAN FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	26.06%	17.29%	13.16%
Return After Taxes on Distributions	22.05%	14.11%	10.20%
Return After Taxes on Distributions and Sale of Fund Shares1	17.88%	13.08%	9.77%
Class A Shares (11/15/13) Return Before Taxes	25.72%	16.99%	12.86%
Class C Shares (07/01/15) Return Before Taxes	24.83%	16.24%	13.30%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	18.18%	13.75%	11.46%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	27.78%	9.88%	9.53%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN HEDGED EQUITY FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.11%	21.63%	15.15%
Return After Taxes on Distributions	8.07%	16.54%	11.35%
Return After Taxes on Distributions and Sale of Fund Shares1	11.45%	16.08%	11.20%
Class A Shares (11/15/13) Return Before Taxes	14.61%	21.31%	14.86%
Class C Shares (07/01/15) Return Before Taxes	14.05%	20.79%	16.41%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	15.01%
Cboe S&P 500 BuyWrite Index (BXM)	20.47%	7.84%	7.39%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Investor Class Shares (12/16/13)	1 Year	5 Year	Life of Class
Return Before Taxes	7.79%	15.17%	13.95%
Return After Taxes on Distributions	0.42%	11.98%	11.74%
Return After Taxes on Distributions and Sale of Fund Shares1	8.18%	11.31%	10.83%
Class A Shares (12/16/13) Return Before Taxes	7.46%	14.89%	13.65%
Class C Shares (07/01/15) Return Before Taxes	6.75%	14.08%	11.43%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

MERIDIAN GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN GROWTH FUND®
CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX; INVESTOR CLASS SHARES: MRIGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Growth Fund
The Average Annual Total Returns Table for the Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN GROWTH FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.01%	16.45%	12.88%
Return After Taxes on Distributions	10.42%	13.64%	10.31%
Return After Taxes on Distributions and Sale of Fund Shares1	10.68%	12.39%	9.56%
Class A Shares (11/15/13) Return Before Taxes	14.76%	16.14%	12.54%
Class C Shares (07/01/15) Return Before Taxes	13.94%	15.31%	12.30%
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)	5.04%	17.65%	13.29%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

MERIDIAN GROWTH FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Year	rr_AverageAnnualReturnYear05	16.14%
Life of Class	rr_AverageAnnualReturnSinceInception	12.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.94%
5 Year	rr_AverageAnnualReturnYear05	15.31%
Life of Class	rr_AverageAnnualReturnSinceInception	12.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN GROWTH FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.01%
5 Year	rr_AverageAnnualReturnYear05	16.45%
Life of Class	rr_AverageAnnualReturnSinceInception	12.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.42%
5 Year	rr_AverageAnnualReturnYear05	13.64%
Life of Class	rr_AverageAnnualReturnSinceInception	10.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN GROWTH FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%	[1]
5 Year	rr_AverageAnnualReturnYear05	12.39%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	9.56%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN GROWTH FUND | Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Year	rr_AverageAnnualReturnYear05	17.65%
Life of Class	rr_AverageAnnualReturnSinceInception	13.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN CONTRARIAN FUND
CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX; INVESTOR CLASS SHARES: MFCIX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Contrarian Fund
The Average Annual Total Returns Table for the Contrarian Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN CONTRARIAN FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	26.06%	17.29%	13.16%
Return After Taxes on Distributions	22.05%	14.11%	10.20%
Return After Taxes on Distributions and Sale of Fund Shares1	17.88%	13.08%	9.77%
Class A Shares (11/15/13) Return Before Taxes	25.72%	16.99%	12.86%
Class C Shares (07/01/15) Return Before Taxes	24.83%	16.24%	13.30%
Russell 2500® Index (reflects no deductions for fees, expenses or taxes)	18.18%	13.75%	11.46%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	27.78%	9.88%	9.53%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

MERIDIAN CONTRARIAN FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.72%
5 Year	rr_AverageAnnualReturnYear05	16.99%
Life of Class	rr_AverageAnnualReturnSinceInception	12.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.83%
5 Year	rr_AverageAnnualReturnYear05	16.24%
Life of Class	rr_AverageAnnualReturnSinceInception	13.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.06%
5 Year	rr_AverageAnnualReturnYear05	17.29%
Life of Class	rr_AverageAnnualReturnSinceInception	13.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.05%
5 Year	rr_AverageAnnualReturnYear05	14.11%
Life of Class	rr_AverageAnnualReturnSinceInception	10.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN CONTRARIAN FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.88%	[1]
5 Year	rr_AverageAnnualReturnYear05	13.08%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	9.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN CONTRARIAN FUND | Russell 2500® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.18%
5 Year	rr_AverageAnnualReturnYear05	13.75%
Life of Class	rr_AverageAnnualReturnSinceInception	11.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN CONTRARIAN FUND | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.78%
5 Year	rr_AverageAnnualReturnYear05	9.88%
Life of Class	rr_AverageAnnualReturnSinceInception	9.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN HEDGED EQUITY FUND® (formerly, Meridian Enhanced Equity Fund)
CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX; INVESTOR CLASS SHARES: MRIEX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Hedged Equity Fund
The Average Annual Total Returns Table for the Hedged Equity Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN HEDGED EQUITY FUND Investor Class Shares (11/15/13)	1 Year	5 Year	Life of Class
Return Before Taxes	15.11%	21.63%	15.15%
Return After Taxes on Distributions	8.07%	16.54%	11.35%
Return After Taxes on Distributions and Sale of Fund Shares1	11.45%	16.08%	11.20%
Class A Shares (11/15/13) Return Before Taxes	14.61%	21.31%	14.86%
Class C Shares (07/01/15) Return Before Taxes	14.05%	20.79%	16.41%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	15.01%
Cboe S&P 500 BuyWrite Index (BXM)	20.47%	7.84%	7.39%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

MERIDIAN ENHANCED EQUITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.61%
5 Year	rr_AverageAnnualReturnYear05	21.31%
Life of Class	rr_AverageAnnualReturnSinceInception	14.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN ENHANCED EQUITY FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.05%
5 Year	rr_AverageAnnualReturnYear05	20.79%
Life of Class	rr_AverageAnnualReturnSinceInception	16.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN ENHANCED EQUITY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Year	rr_AverageAnnualReturnYear05	21.63%
Life of Class	rr_AverageAnnualReturnSinceInception	15.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN ENHANCED EQUITY FUND | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.07%
5 Year	rr_AverageAnnualReturnYear05	16.54%
Life of Class	rr_AverageAnnualReturnSinceInception	11.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013
MERIDIAN ENHANCED EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%	[1]
5 Year	rr_AverageAnnualReturnYear05	16.08%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	11.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 15, 2013	[1]
MERIDIAN ENHANCED EQUITY FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Year	rr_AverageAnnualReturnYear05	18.47%
Life of Class	rr_AverageAnnualReturnSinceInception	15.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
MERIDIAN ENHANCED EQUITY FUND | Cboe S&P 500 BuyWrite Index (BXM)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Year	rr_AverageAnnualReturnYear05	7.84%
Life of Class	rr_AverageAnnualReturnSinceInception	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Meridian Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MERIDIAN FUND, INC.®
MERIDIAN SMALL CAP GROWTH FUND
CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX; INVESTOR CLASS SHARES: MISGX
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 16, 2023
to the Funds’ Prospectus and Summary Prospectus
dated December 30, 2022
Small Cap Growth Fund
The Average Annual Total Returns Table for the Small Cap Growth Fund is deleted in its entirety and replaced with the following:
Average Annual Total Returns
(For the year ended December 31, 2021)

MERIDIAN SMALL CAP GROWTH FUND Investor Class Shares (12/16/13)	1 Year	5 Year	Life of Class
Return Before Taxes	7.79%	15.17%	13.95%
Return After Taxes on Distributions	0.42%	11.98%	11.74%
Return After Taxes on Distributions and Sale of Fund Shares1	8.18%	11.31%	10.83%
Class A Shares (12/16/13) Return Before Taxes	7.46%	14.89%	13.65%
Class C Shares (07/01/15) Return Before Taxes	6.75%	14.08%	11.43%
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	2.83%	14.53%	11.41%
1
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the year ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑advantaged arrangements such as 401(k) plans or individual retirement accounts.

Meridian Small Cap Growth Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Year	rr_AverageAnnualReturnYear05	14.89%
Life of Class	rr_AverageAnnualReturnSinceInception	13.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.75%
5 Year	rr_AverageAnnualReturnYear05	14.08%
Life of Class	rr_AverageAnnualReturnSinceInception	11.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015
Meridian Small Cap Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.79%
5 Year	rr_AverageAnnualReturnYear05	15.17%
Life of Class	rr_AverageAnnualReturnSinceInception	13.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Return After Taxes on Distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Year	rr_AverageAnnualReturnYear05	11.98%
Life of Class	rr_AverageAnnualReturnSinceInception	11.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
Meridian Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.18%	[1]
5 Year	rr_AverageAnnualReturnYear05	11.31%	[1]
Life of Class	rr_AverageAnnualReturnSinceInception	10.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013	[1]
Meridian Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Year	rr_AverageAnnualReturnYear05	14.53%
Life of Class	rr_AverageAnnualReturnSinceInception	11.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 2015

[1]	The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.